Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value
Common stock , authorized	Unlimited	Unlimited
Common stock, issued	31,307,522	30,804,635
Common stock, outstanding	31,307,522	30,804,635
VIEs
Current liabilities held for sale	$ 18,725	$ 28,364
Non-current liabilities held for sale	$ 1,779	$ 1,500